July 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brinker Capital Destinations Trust (“Trust”)
SEC File Nos. 811-23207 and 333-214364 Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on June 28, 2019.

Please contact the undersigned at (610) 407-5500 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Peter Townsend
Peter Townsend
Secretary

cc:	Jason B. Moore (via email) Donna M. Marley (via email)
John O’Brien, Esq. (via email)